Interests in Resource Properties (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Interests In Resource Properties [Abstract]
Schedule of components of interests in resource properties
	2018	2017
Interest in an iron ore mine	$218,203	$30,000
Hydrocarbon development and production assets	38,040	40,849
Exploration and evaluation assets – hydrocarbon probable reserves	12,367	12,367
Exploration and evaluation assets – hydrocarbon undeveloped lands	4,640	9,335
	$273,250	$92,551

Schedule of movements in interest in resource properties
The movements in the interest in an iron ore mine and hydrocarbon development and production assets included in non-current assets during the year ended December 31, 2018 were as follows:
Costs	Opening balance	Decommissioning obligations	Reversal of impairment losses	Ending balance
Interest in an iron ore mine	$30,000	$—	$188,203	$218,203
Hydrocarbon development and production assets	45,871	(338)	—	45,533
	$75,871	$(338)	$188,203	$263,736

Accumulated depreciation	Opening balance	Additions	Reversal of impairment losses	Ending balance
Interest in an iron ore mine	$—	$—	$—	$—
Hydrocarbon development and production assets	5,022	2,471	—	7,493
	5,022	$2,471	$—	7,493
Net book value	$70,849			$256,243

The movements in the interest in an iron ore mine and hydrocarbon development and production assets included in non-current assets during the year ended December 31, 2017 were as follows:
Costs	Opening balance	Decommissioning obligations	Reversal of impairment losses	Ending balance
Interest in an iron ore mine	$30,000	$—	$—	$30,000
Hydrocarbon development and production assets	32,353	254	13,264	45,871
	$62,353	$254	$13,264	$75,871

Accumulated depreciation	Opening balance	Additions	Reversal of impairment losses	Ending balance
Interest in an iron ore mine	$—	$—	$—	$—
Hydrocarbon development and production assets	2,661	2,361	—	5,022
	2,661	$2,361	$—	5,022
Carrying amount	$59,692			$70,849

Schedule of movements in exploration and evaluation assets
	2018		2017
	Probable reserves	Undeveloped lands	Probable reserves	Undeveloped lands
Balance, beginning of year	$12,367	$9,335	$9,416	$10,039
Additions	—	—	—	—
Disposal	—	(4,695)	—	(74)
Reversal (recognition) of impairment (losses)	—	—	2,951	(630)
Balance, end of year	$12,367	$4,640	$12,367	$9,335